Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 357,458	$ 228,328	$ 305,984
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(65,607)	(222,255)	14,272
Pension and Other Postretirement Benefit Liabilities
Net (Loss) Gain Arising During the Period	(83,770)	(34,949)	(33,040)
Prior Service Cost Arising During the Period	349		1,087
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	(6)	86	200
Less: Amortization of Net Loss and Settlement Recognition	18,898	16,149	16,086
Effect of Exchange Rates on Amounts Included for Pensions	2,009	8,842	140
Pension and Other Postretirement Benefit Liability Adjustments	(62,520)	(9,872)	(15,527)
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding (Losses) Gains During the Period	(9,049)	(2,025)	7,394
Less: Reclassification Adjustments for (Gains) Included in Net Income	(2,793)	(6,068)	(1,806)
Unrealized Gain (Loss) on Securities	(11,842)	(8,093)	5,588
Unrealized (Loss) on Derivatives		(946)	(1,463)
Other Comprehensive (Loss) Income, Before Tax	(139,969)	(241,166)	2,870
Income Tax Expense (Benefit) Related to Components of Other Comprehensive Income	32,030	8,927	4,976
Other Comprehensive (Loss) Income, After Tax	(107,939)	(232,239)	7,846
Comprehensive (Loss) Income	249,519	(3,911)	313,830
Less: Comprehensive (Loss) Income Attributable to Noncontrolling Interests	2,706	(15,742)	19,799
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 246,813	$ 11,831	$ 294,031